EMPLOYEE BENEFIT PLANS (Fair Value of Assets of the Company's Qualified Plan) (Details) - Pension Benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 57,502	$ 40,956	$ 25,050
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	57,502	40,956
Level 1 [Member] | Domestic Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17,660	12,682
Level 1 [Member] | Developed International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8,320	5,600
Level 1 [Member] | Emerging Market Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,017	2,629
Level 1 [Member] | Global Low Volatility Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4,930	3,478
Level 1 [Member] | Fixed-Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	22,495	16,517
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 80	$ 50